INCOME TAXES (Details) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Deferred
Total	$ 44,653,725	$ 34,065,689	$ 33,482,744
PRC
Current
- PRC income tax expenses	48,958,623	37,720,637	34,474,418
Deferred
- PRC income tax expenses	(4,304,898)	(3,654,948)	(991,674)
Total	$ 44,653,725	$ 34,065,689	$ 33,482,744